Income taxes (Summary of valuation allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Valuation allowance at beginning of period	$ 104,858	$ 127,361
Decrease of allowance to income tax provision	(12,560)	(22,503)
Valuation allowance at end of period	$ 92,298	$ 104,858